COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD - Schedule I – Parent Company Notes (Details) - USD ($)					7 Months Ended	12 Months Ended
	Dec. 09, 2022	Dec. 01, 2022	Nov. 04, 2022	May 25, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Corporate borrowings					$ 2,160,000,000	$ 2,160,000,000	$ 693,000,000
Issuance of common equity						450,000,000	1,410,000,000	$ 13,000,000
Accrued dividends						$ 67,000,000	$ 0
Class A Shares Converted To Class C Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares converted (in shares)		608,000	675,000
Proceeds from shares converted		$ 24,000,000	$ 27,000,000
Number of converted shares (in shares)		5,053,138	1,066,471
Class A junior preferred shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares)	2,108,733			98,351,547	100,460,280	100,460,280	0
Issuance of common equity	$ 53,000,000			$ 2,500,000,000
Class C shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares)				11,270,466	40,934,623	40,934,623	23,544,548
Issuance of common equity				$ 450,000,000
Class A exchangeable shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares)					9,594,989	9,594,989	10,877,989
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Disclosure of detailed information about financial instruments [line items]
Issuance of common equity						$ 450,000,000	$ 1,501,000,000	$ 13,000,000
Accrued dividends						$ 67,000,000	0
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Class A Shares Converted To Class C Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares converted (in shares)						1,283,000
Proceeds from shares converted						$ 51,000,000
Number of converted shares (in shares)					6,119,609	6,119,609
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Class A junior preferred shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares)	2,108,733			98,351,547
Issuance of common equity	$ 53,000,000			$ 2,500,000,000
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Class C shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares)				11,270,466
Issuance of common equity					$ 450,000,000
Bilateral revolving credit facilities backed by global banks
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity					500,000,000	$ 500,000,000
Corporate borrowings					356,000,000	356,000,000	$ 37,000,000
Bilateral revolving credit facilities backed by global banks | BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity					500,000,000	500,000,000
Corporate borrowings					$ 356,000,000	$ 356,000,000
Subsidiaries | BAM Re Holdings, LTD. (BAM RE Holdings)
Disclosure of detailed information about financial instruments [line items]
Percentage of shares purchased						100.00%